Real Estate and Real Estate-Related Intangibles (Pro Forma Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Real Estate [Abstract]
Pro forma revenues		$ 25,828	$ 27,422
Pro forma net income (loss)		$ (803)	$ 5,484
Revenue since acquisition	$ 16,100
Net income since acquisition	$ 8,500
Pro forma income (loss) per share (in dollars per share)		$ 0.07